CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Sep. 30, 2021
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 21— CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X require the condensed financial information of the parent company to be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries and VIEs exceeded 25% of the consolidated net assets of the Company, therefore, the financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries and VIEs shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries and VIEs in the form of loans, advances or cash dividends without the consent of a third party.

The financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and VIEs. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and the respective profit or loss as “Equity in earnings of subsidiaries and VIEs” on the condensed statements of comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of September 30, 2021 and 2020, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY BALANCE SHEETS

	September 30, 2021	September 30, 2020
ASSETS
Current assets
Cash	$245,081	$-
Acquisition deposit	1,000,000	-
Due from subsidiaries and VIEs	10,000,000	-
Prepaid expenses and other current assets	2,600	-
Total current assets	11,247,681	-

Non-current assets
Investment in subsidiaries and VIEs	14,759,203	10,516,277

Total assets	$26,006,884	$10,516,277

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 8,330,000 and 5,800,000 shares issued and outstanding as of September 30, 2021 and 2020, respectively	$833	$580
Additional paid-in capital	15,540,433	5,251,205
Retained earnings	10,243,397	5,652,594
Accumulated other comprehensive income (loss)	222,221	(388,102)
Total Bon Natural Life Limited shareholders’ equity	26,006,884	10,516,277

Total liabilities and Bon Natural Life Limited shareholders’ equity	$26,006,884	$10,516,277

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME

	For the Years Ended September 30,
	2021	2020	2019
General and administrative expenses	$(68,722)	$-	$-
Interest income	13	-	-
Equity in earnings of subsidiaries and VIEs	4,659,512	3,026,673	2,573,803

NET INCOME	4,590,803	3,026,673	2,573,803
Foreign currency translation adjustment	610,323	440,141	(281,897)
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$5,201,126	$3,466,814	$2,291,906

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended September 30,
	2021	2020	2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$4,590,803	$3,026,673	$2,573,803
Adjustments to reconcile net cash flows from operating activities:		-
Equity in earnings of subsidiaries and VIEs	(4,659,512)	(3,026,673)	(2,573,803)
Stock-based compensation	44,910	-	-
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(2,600)	-	-
Net cash used in operating activities	(26,399)	-	-

CASH FLOWS FROM INVESTING ACTIVITIES:
Payment of acquisition deposit	(1,000,000)	-	-
Net cash used in investing activities	(1,000,000)	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Issuance of Ordinary Shares	11,271,480	-	-
Cash lent to subsidiaries and VIE	(10,000,000)	-	-
Net cash provided by (used in) financing activities	1,271,480	-	-

CHANGES IN CASH AND RESTRICTED CASH	245,081	-	-

CASH AND RESTRICTED CASH, beginning of period	-	-	-

CASH AND RESTRICTED CASH, end of period	$245,081	$-	$-